Employee Defined Contribution Plan and Defined Benefit Plan (Details 4) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2011 CNY		Jun. 30, 2012 CNY		Jun. 30, 2012 USD ($)
Liability for defined benefit obligations			346,209	[1]	$ 59,500
Benefits paid by the plan			(19,122)	[1]
Current service costs and interest			20,103	[1]
Member contributions			6,825	[1]
Actuarial (gains)/losses recognised in equity			23,989	[1]
Liability for defined benefit obligations	346,209	[1]	378,003	[1]	59,500
Fair value of plan assets			261,240	[1]	38,800
Contributions paid into the plan			13,654	[1]
Benefits paid by the plan			(19,122)	[1]
Expected return on plan assets			15,507	[1]
Actuarial gains/(losses) recognised in equity			(24,780)	[1]
Fair value of plan assets	261,240	[1]	246,500	[1]	38,800
Current service costs			11,611	[1]
Interest on obligation			8,492	[1]
Expected return on plan assets			(15,507)	[1]
Expense recognised in profit or Loss			4,596	[1]
Recognised in Non-Trading Items			(2,233)
Recognised in Employee Benefit Expense			6,830
Total Expenses Recognised Other			4,597
Actual return on plan assets			(6,865)
Cumulative gains/(losses) at 1 July	(94,843)		(99,890)
Net profit and loss impact from current period costs	(8,292)		(4,596)
Recognised during the year	3,245		(53,725)
Cumulative gains/(losses) at 30 June	(99,890)		(158,211)

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.